Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
2024 (remaining nine months of the year)	$ 249
Minimum lease payments	249	$ 373	$ 4,000		$ 1,000	$ 1,000
Less imputed interest	(7)	(15)
Lease liabilities:	242	358
Current portion of operating lease liability	242	358		$ 427
Long-term portion of operating lease liability				358
Total operating lease liability	242	358
Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Year one	185	224
Year two	224	192
Year three	189	189
Year four	180	180
Year five	150	150
Thereafter
Minimum lease payments	928	935
Less imputed interest	(170)	(183)
Lease liabilities:	758	752
Current portion of operating lease liability	190	163		16
Long-term portion of operating lease liability	568	589		$ 85
Total operating lease liability	$ 758	$ 752